Provisions - Provisions (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020
Provisions [Line Items]
Non-current provisions		€ 1,315	€ 1,458
Provisions		2,313	1,980
Current provisions		998	522
Respironics field action [Member]
Provisions [Line Items]
Provisions		577
Other non-current provisions		52
Current provisions		525
Post-employement benefit [Member]
Provisions [Line Items]
Non-current provisions	[1]	659	751
Provisions	[1]	659	751
Warranty provision [member]
Provisions [Line Items]
Non-current provisions		32	28
Provisions		238	167
Current provisions		207	139
Other environment related provision [member]
Provisions [Line Items]
Non-current provisions		99	162
Provisions		124	183
Current provisions		26	21
Restructuring provision [member]
Provisions [Line Items]
Non-current provisions		8	17
Provisions		66	117
Current provisions		58	100
Legal proceedings provision [member]
Provisions [Line Items]
Non-current provisions		53	19
Provisions		91	72
Current provisions		39	53
Provisions for contingent considerations [Member]
Provisions [Line Items]
Non-current provisions		156	203
Provisions		208	318
Current provisions		52	114
Miscellaneous other provisions [member]
Provisions [Line Items]
Non-current provisions		257	279
Provisions		349	372
Current provisions		€ 92	€ 93

[1]	For more details refer to Post-employment benefits.